SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF REGISTRANT (Details 3) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 26,483,000	$ (48,241,000)	$ 275,779,000	$ 230,049,000	$ (1,000,000)
Other comprehensive income, net of tax	(24,273,000)	32,338,000	1,522,000	(66,237,000)	41,154,000
Comprehensive income	2,210,000	(15,903,000)	277,301,000	163,812,000	40,154,000
Parent
Net income	26,483,000	(48,241,000)	275,779,000	210,489,000	(18,383,000)
Other comprehensive income, net of tax	(24,273,000)	32,338,000	1,522,000	(66,237,000)	41,154,000
Comprehensive income	$ 2,210,000	$ (15,903,000)	$ 277,301,000	$ 144,252,000	$ 22,771,000